Capital and Other Components of Equity - Summary of Warrants (Parenthetical) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Classes Of Share Capital [Line Items]
Cash proceeds from exercise of warrants		$ 1,697,933	$ 256,616
Warrants I Q Financing
Disclosure Of Classes Of Share Capital [Line Items]
Warrants exercise price		$ 3.37
Warrants expiring date		Dec. 12, 2019
Warrants I Q Financing | Events After Reporting Period
Disclosure Of Classes Of Share Capital [Line Items]
Cash proceeds from exercise of warrants	$ 2,527,500